Taxes on Income	12 Months Ended
Dec. 31, 2025
Taxes on Income [Abstract]
TAXES ON INCOME

NOTE 9: – TAXES ON INCOME

Tax rates applicable to the company

The Company’s income is subject to corporate taxation in the jurisdictions where it operates, primarily Israel and Switzerland. In Israel, the corporate income tax rate remained constant at 23% for the years ended December 31, 2025, 2024, and 2023. In Switzerland, the statutory tax rate, which includes federal, cantonal, and communal taxes, was approximately 10.6% for the year ended December 31, 2025, consistent with previous reporting periods. The Company is taxable on its real capital gains at the applicable corporate income tax rate in the jurisdiction where the gain is realized.

In addition to corporate income taxes, the Company is subject to other local taxes in Switzerland, including statutory stamp duties related to capital issuance. As of December 31, 2025, the Company has recognized provisions for such stamp duties in connection with its capital restructuring, the Merger, and taxable events from prior years. These amounts are included in the Company’s accrued liabilities and are not reflected in the statutory income tax rate reconciliation, as they are not based on taxable income.

Net Operating Loss Carryforwards

As of December 31, 2025, the Company has significant tax loss carryforwards resulting from its research and development activities and historical operations. In Israel, these business and capital losses amount to approximately $79.6 million and may be carried forward indefinitely to offset future taxable income. In Switzerland, the Company has tax loss carryforwards of approximately $63.9 million. Under Swiss tax law, these losses have a limited carryforward period, as approximately $26.9 million of the Swiss NOLs will expire within the next five years, while the remainder is expected to expire between 2030 and 2032.

Deferred Tax Assets and Liabilities

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The Company’s deferred tax assets are comprised of operating loss carryforwards and other temporary differences. The significant components of net deferred tax assets as of December 31, 2025, and 2024 are as follows:

	Deferred Tax Assets and Liabilities
	December 31
	2025	2024
Deferred tax assets

Carryforward tax losses	25,081	14,260
Other temporary differences	-	-
	25,081	14,260

Less: Valuation Allowance	(25,081)	(13,400)

Net Deferred Tax Assets after Valuation Allowance	-	860

Deferred tax liabilities

Interested party loans and other	-	(860)
Intangible assets from acquisition (PPA)	(1,674)	-

Deferred tax assets (liabilities), net	(1,674)	-

(1)	For 2025, the balance reflects the combined tax-effected NOLs of the Israeli operations (23% statutory rate) and the Swiss operations (10.6% statutory rate).
(2)	For 2024, represents the tax effect of Kadimastem’s $62 million in Israeli NOLs (at 23% statutory rate).

Management currently believes that since the Company has a history of losses, and there is uncertainty with respect to future taxable income of the Company, it is more likely than not that the deferred tax assets will not be utilized in the foreseeable future. Thus, a full valuation allowance was provided to reduce deferred tax assets to their realizable value.

Effective Tax Rate Reconciliation

The following table presents a reconciliation between the theoretical income tax benefit and the actual income tax expense for the year ended December 31, 2025, in accordance with the disclosure requirements of ASU 2023-09:

	Year ended December 31,
	2025

Israeli Statutory Corporate Tax Rate	(1,909)	23%

Change in Valuation Allowance	1,862	(22.4%)
Foreign tax rate differential (Switzerland)	47	(0.6%)
Total Effective Tax Rate	-	0.0%

The following table presents a reconciliation between the theoretical income tax benefit and the actual income tax expense for the years ended December 31, 2024 and 2023, prior the adoption of ASU 2023-09:

	Years ended
	December 31
	2024	2023

Loss before income taxes	(7,197)	(3,278)

Theoretical tax benefit	1,655	766

Adjustments

Non-Deductible expenses	-	-
Change in Valuation Allowance	(1,655)	(766)

Total income tax	-	-

(1)	Loss before income tax for 2024 and 2023 reflects the historical results of Kadimastem Ltd., as the accounting acquirer.
(2)	The theoretical tax benefit is calculated based on the Israeli statutory tax rate of 23%.
(3)	Foreign tax rate differential reflects the impact of the lower statutory tax in Switzerland (10.6%), compared to the Israeli statutory tax rate.

Tax Assessments and Unrecognized Tax Benefits

The Company is subject to taxation in Israel and Switzerland. As of December 31, 2025, and 2024, the Company did not have any unrecognized tax benefits and does not expect any significant changes in unrecognized tax benefits over the next twelve months.

The Company’s tax assessments in Israel are considered final through the tax year ended December 31, 2020. The tax returns for the years 2021 through 2024 remain subject to examination by the Israel Tax Authority.

The Company’s tax assessments in Switzerland are considered final through the tax year ended December 31, 2020. The tax returns for the years 2021 through 2024 remain open for examination by the Swiss tax authorities.

For the years ended December 31, 2025, and 2024, the Company did not recognize any interest or penalties related to income taxes.